Fair Value Measurements - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Level 3 [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024
Forward purchase agreement [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	$ 4,815,800	$ 20,640,600
Initial measurement			20,889,950
Change in fair value		(15,824,800)	(249,350)	(1,413,700)
Balance at ending	3,402,100	4,815,800	20,640,600	3,402,100
Warrants – Series A and B [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	12,028,950	21,170,850
Initial measurement			12,739,000
Change in fair value	(5,383,585)	(9,141,900)	8,431,850
Balance at ending	6,645,365	$ 12,028,950	21,170,850	6,645,365
Warrants – Series C and D [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning
Initial measurement				9,654,800
Change in fair value				(435,550)
Balance at ending	$ 9,219,250			$ 9,219,250